RELATED PARTIES - Current Period, Narrative (Details) $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 06, 2026 USD ($) shares	Jun. 07, 2025 USD ($) shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) shares
Disclosure of transactions between related parties [line items]
Payments to acquire or redeem entity's shares | $					$ 62.0	$ 68.0
Equity-settled share-based payment expense | $			$ 4.0	$ 7.0	$ 10.0	17.0
2025 Share Buyback
Disclosure of transactions between related parties [line items]
Share repurchase program, number of shares repurchased (in shares)					29,892,525		243,892
Payments to acquire or redeem entity's shares | $					$ 62.0		$ 13.0
2025 Share Buyback | VEON Amsterdam B.V.
Disclosure of transactions between related parties [line items]
Share repurchase program, number of shares repurchased (in shares)					7,125,225
Payments to acquire or redeem entity's shares | $					$ 15.0
Long term incentive scheme , equity settled, 2026-2028 program
Disclosure of transactions between related parties [line items]
Vesting period					3 years
Short term incentive scheme
Disclosure of transactions between related parties [line items]
Vesting period					2 years
2024 Agreement | Impact Investments LLC
Disclosure of transactions between related parties [line items]
Legal and regulatory costs | $						0.3
Equity-settled share-based payment expense | $						$ 1.0
2024 Agreement | Impact Investments LLC | Warrant A
Disclosure of transactions between related parties [line items]
Issue of equity | $	$ 2.0	$ 2.0
Average trading price period	90 days	90 days
Number of other equity instruments granted in share-based payment arrangement (in shares)	955,125	1,087,855
2024 Agreement | ADS | Impact Investments LLC | Warrant A
Disclosure of transactions between related parties [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	38,205	43,514
Key management personnel
Disclosure of transactions between related parties [line items]
Number of share options transferred in share-based payment arrangement (in shares)					267,925
Key management personnel | Long term incentive scheme , equity settled, 2025-2027 program
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares)					608,100
Vesting period					3 years
Key management personnel | Long term incentive scheme , equity settled, 2026-2028 program
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares)					1,296,900
Key management personnel | Short term incentive scheme
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares)					142,925
Vesting period					2 years
Group Chief Executive Officer
Disclosure of transactions between related parties [line items]
Number of share options transferred in share-based payment arrangement (in shares)					7,671,300
Group Chief Executive Officer | Long term incentive scheme , equity settled, 2026-2028 program
Disclosure of transactions between related parties [line items]
Number of share options granted in share-based payment arrangement (in shares)					3,593,475